Eaton Vance
Short Duration Government Income Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 58.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2135, Class JZ, 6.00%, 3/15/29	$96	$ 97,470
Series 3866, Class DF, 5.272%, (30-day SOFR Average + 1.564%), 5/15/41(1)	1,044	954,887
Series 4102, Class DF, 5.065%, (30-day SOFR Average + 1.264%, Cap 5.50%), 9/15/42(1)	271	270,084
Series 4159, Class FP, 4.815%, (30-day SOFR Average + 1.014%, Cap 5.00%), 11/15/42(1)	611	592,552
Series 4180, Class KF, 4.915%, (30-day SOFR Average + 1.114%, Cap 5.00%), 1/15/43(1)	3,145	3,080,571
Series 4204, Class AF, 4.915%, (30-day SOFR Average + 1.114%, Cap 5.00%), 5/15/43(1)	540	521,856
Series 4223, Class NF, 4.865%, (30-day SOFR Average + 1.064%), 7/15/43(1)	1,931	1,694,020
Series 4249, Class CF, 4.715%, (30-day SOFR Average + 0.914%), 9/15/43(1)	7,082	7,086,384
Series 4299, Class JG, 2.50%, 7/15/43	324	316,618
Series 4389, Class CA, 3.00%, 9/15/44	1,084	995,598
Series 4619, Class KF, 4.665%, (30-day SOFR Average + 0.864%, Cap 5.00%), 6/15/39(1)	710	698,887
Series 4678, Class PC, 3.00%, 1/15/46	1,011	968,406
Series 4876, Class FA, 4.522%, (30-day SOFR Average + 0.814%), 5/15/49(1)	4,756	4,761,739
Series 4995, Class ZN, 2.50%, 7/25/50	1,102	627,378
Series 5031, Class Z, 2.50%, 10/25/50	9	4,235
Series 5037, Class ZQ, 2.00%, 11/25/50	815	407,577
Series 5038, Class Z, 2.50%, 10/25/50	4	1,895
Series 5039, Class ZJ, 2.00%, 11/25/50	374	172,023
Series 5058, Class Z, 2.00%, 1/25/51	747	355,373
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	6,990	2,824,350
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	9,615	3,969,128
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(2)	8,471	3,595,367
Series 5093, Class Z, 3.00%, 1/25/51	1	610
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,266
Series 5101, Class EZ, 2.00%, 3/25/51	2,137	870,364
Series 5104, Class WZ, 3.00%, 4/25/51	972	604,448
Series 5114, Class ZH, 3.00%, 5/25/51	474	262,373
Series 5123, Class JZ, 2.00%, 7/25/51	816	401,308
Series 5129, Class HZ, 1.25%, 4/25/50	1,684	683,518
Series 5129, Class WZ, 3.00%, 8/25/50	1	615
Series 5129, Class ZE, 3.00%, 9/25/50	222	127,094
Series 5129, Class ZH, 3.00%, 7/25/50	1	646
Series 5129, Class ZW, 3.00%, 8/25/50	1	432
Series 5159, Class MZ, 3.00%, 11/25/51	1,084	691,414
Series 5159, Class ZT, 3.00%, 11/25/51	8,729	6,249,552
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5160, Class ZW, 3.00%, 8/25/50	$2,894	$ 2,160,779
Series 5169, Class JZ, 3.00%, 1/25/49	410	192,702
Series 5300, Class EY, 6.00%, 12/25/52	5,000	5,201,619
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,761,565
Series 5543, Class CS, 8.408%, (19.50% - 30-day SOFR Average x 3.00), 10/25/53(2)	3,039	3,167,891
Series 5418, Class FC, 5.097%, (30-day SOFR Average + 1.40%), 6/25/54(1)	27,698	27,981,417
Series 5445, Class BT, 0.125%, 8/25/54	4,464	3,686,914
Series 5461, Class Z, 6.50%, 10/25/54	4,101	4,086,881
Series 5462, Class Z, 6.50%, 10/25/54	1,999	1,997,430
Series 5478, Class SG, 7.376%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(2)	5,326	5,444,495
Series 5489, Class S, 7.486%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	4,628	4,792,858
Series 5500, Class SC, 9.908%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(2)	11,494	12,460,051
Series 5502, Class FD, 5.297%, (30-day SOFR Average + 1.60%), 2/25/55(1)	37,477	37,932,749
Series 5506, Class Z, 5.50%, 2/25/55	5,989	5,951,262
Series 5508, Class AS, 9.908%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	11,365	12,366,563
Series 5508, Class DS, 9.908%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	3,383	3,736,171
Series 5508, Class SC, 9.908%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	8,053	8,838,566
Series 5511, Class LT, 7.647%, (30-day SOFR Average + 3.95%), 3/25/55(1)	2,653	2,736,047
Series 5511, Class TE, 7.647%, (30-day SOFR Average + 3.95%), 3/25/55(1)	1,762	1,812,698
Series 5513, Class MQ, 7.647%, (30-day SOFR Average + 3.95%), 6/25/54(1)	7,830	7,946,872
Series 5516, Class HZ, 6.00%, 3/25/55	12,677	13,239,428
Series 5516, Class MC, 6.997%, (30-day SOFR Average + 3.30%), 3/25/55(1)	6,623	6,751,177
Series 5517, Class NA, 7.647%, (30-day SOFR Average + 3.95%), 3/25/55(1)	6,384	6,559,163
Series 5517, Class NT, 7.647%, (30-day SOFR Average + 3.95%), 3/25/55(1)	5,561	5,794,276
Series 5523, Class ZC, 6.50%, 11/25/53	26	27,657
Series 5529, Class MA, 7.497%, (30-day SOFR Average + 3.80%), 3/25/55(1)	2,531	2,590,115
Series 5549, Class JF, 5.247%, (30-day SOFR Average + 1.55%), 6/25/55(1)	68,364	69,393,231
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(2)	5,432	5,605,304
Series 5575, Class TA, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(2)	7,370	7,623,811
Series 5585, Class AZ, 6.00%, 10/25/55	723	720,382
Series 5585, Class KZ, 6.00%, 10/25/55	4,728	4,722,368
Series 5587, Class ZU, 6.00%, 10/25/55	1,436	1,431,012
Series 5594, Class Z, 6.00%, 11/25/53	3,912	3,901,576

Eaton Vance
Short Duration Government Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5604, Class SQ, 10.19%, (30.525% - 30-day SOFR Average x 5.50), 12/25/55(2)	$5,900	$ 6,387,412
Series 5617, Class EZ, 6.00%, 1/25/56	12,638	12,600,487
Series 5617, Class MZ, 6.00%, 1/25/56	14,004	13,976,603
Series 5620, Class Z, 6.00%, 11/25/55	5,233	5,220,695
Series 5628, Class Z, 6.00%, 6/25/55	11,554	11,541,023
Interest Only:(3)
Series 354, Class C11, 3.50%, 7/15/46	6,738	1,198,341
Series 354, Class C15, 3.50%, 11/15/46	6,371	1,183,993
Series 362, Class C11, 4.00%, 12/15/47	3,200	690,770
Series 362, Class C12, 4.00%, 12/15/47	6,567	1,326,157
Series 362, Class C7, 3.50%, 9/15/47	10,957	2,074,615
Series 380, Class C5, 3.50%, 1/25/50	7,732	1,506,308
Series 3030, Class SL, 2.278%, (5.986% - 30-day SOFR Average), 9/15/35(2)	590	38,803
Series 3114, Class TS, 2.828%, (6.536% - 30-day SOFR Average), 9/15/30(2)	423	13,385
Series 3339, Class JI, 2.768%, (6.476% - 30-day SOFR Average), 7/15/37(2)	505	39,502
Series 4094, Class CS, 2.178%, (5.886% - 30-day SOFR Average), 8/15/42(2)	364	37,581
Series 4109, Class SA, 2.378%, (6.086% - 30-day SOFR Average), 9/15/32(2)	598	34,866
Series 4497, Class CS, 2.378%, (6.086% - 30-day SOFR Average), 9/15/44(2)	97	2,949
Series 4507, Class EI, 4.00%, 8/15/44	1,670	172,085
Series 4507, Class MI, 3.50%, 8/15/44	97	2,612
Series 4549, Class DS, 2.078%, (5.786% - 30-day SOFR Average), 8/15/45(2)	497	30,254
Series 4601, Class IN, 3.50%, 7/15/46	10,685	1,953,292
Series 4625, Class BI, 3.50%, 6/15/46	2,104	368,945
Series 4637, Class IP, 3.50%, 4/15/44	25	199
Series 4749, Class IL, 4.00%, 12/15/47	741	150,682
Series 4768, Class IO, 4.00%, 3/15/48	857	174,329
Series 4768, Class KI, 4.00%, 11/15/47	1,498	297,097
Series 4772, Class PI, 4.00%, 1/15/48	932	185,243
Series 4791, Class SA, 2.378%, (6.086% - 30-day SOFR Average), 5/15/48(2)	3,613	423,144
Series 4796, Class AS, 2.378%, (6.086% - 30-day SOFR Average), 5/15/48(2)	2,288	267,972
Series 4808, Class IB, 4.00%, 5/15/48	3,598	745,608
Series 4966, Class SY, 2.238%, (5.936% - 30-day SOFR Average), 4/25/50(2)	3,451	436,000
Series 5008, Class IE, 2.00%, 9/25/50	29,419	3,669,143
Series 5010, Class I, 2.00%, 9/25/50	26,053	3,269,149
Series 5010, Class IB, 2.00%, 9/25/50	38,388	4,787,695
Series 5010, Class IN, 2.00%, 9/25/50	43,586	5,407,927
Series 5010, Class NI, 2.00%, 9/25/50	12,923	1,605,100
Series 5016, Class UI, 2.00%, 9/25/50	12,284	1,532,062
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 5017, Class DI, 2.00%, 9/25/50	$25,446	$ 3,173,558
Series 5019, Class CI, 2.00%, 10/25/50	20,858	2,634,113
Series 5020, Class CI, 2.00%, 9/25/50	5,132	624,033
Series 5024, Class CI, 2.00%, 10/25/50	51,706	6,433,337
Series 5025, Class GI, 2.00%, 10/25/50	9,039	1,144,315
Series 5028, Class TI, 2.00%, 10/25/50	10,871	1,011,140
Series 5038, Class DI, 2.00%, 11/25/50	63,774	7,911,850
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(2)	26,291	674,259
Series 5156, Class IP, 3.00%, 12/25/49	19,912	3,104,655
Series 5191, Class IB, 2.50%, 2/25/51	43,070	6,958,024
Principal Only:(4)
Series 213, Class PO, 0.00%, 6/1/31	487	446,721
Series 239, Class PO, 0.00%, 8/15/36	356	287,691
Series 246, Class PO, 0.00%, 5/15/37	833	696,448
Series 3072, Class WO, 0.00%, 11/15/35	271	230,179
Series 3342, Class KO, 0.00%, 7/15/37	119	101,189
Series 3476, Class PO, 0.00%, 7/15/38	161	126,992
Series 3862, Class PO, 0.00%, 5/15/41	328	264,792
Series 4239, Class OU, 0.00%, 7/15/43	2,826	1,736,846
Federal National Mortgage Association:
Series G97-4, Class FA, 4.618%, (30-day SOFR Average + 0.914%), 6/17/27(1)	10	10,376
Series 2009-48, Class WA, 5.762%, 7/25/39(5)	98	99,974
Series 2009-62, Class WA, 5.585%, 8/25/39(5)	135	136,719
Series 2010-112, Class DZ, 4.00%, 10/25/40	239	232,467
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(2)	94	93,205
Series 2012-51, Class FD, 4.392%, (30-day SOFR Average + 0.694%), 5/25/42(1)	11,601	11,563,098
Series 2012-103, Class ZP, 3.00%, 9/25/42	864	676,916
Series 2012-115, Class MX, 0.00%, (3.329% - 30-day SOFR Average x 1.154, Floor 0.00%), 10/25/42(2)	628	340,175
Series 2012-128, Class WS, 0.188%, (3.886% - 30-day SOFR Average), 11/25/42(2)	547	371,819
Series 2012-134, Class ZT, 2.00%, 12/25/42	893	643,916
Series 2013-52, Class GA, 1.00%, 6/25/43	500	435,086
Series 2013-58, Class SC, 0.282%, (5.828% - 30-day SOFR Average x 1.50), 6/25/43(2)	2,651	1,553,366
Series 2013-67, Class NF, 4.812%, (30-day SOFR Average + 1.114%, Cap 5.00%), 7/25/43(1)	631	614,453
Series 2014-1, Class HF, 5.00%, (30-day SOFR Average + 1.614%, Cap 5.00%), 6/25/43(1)	730	707,556
Series 2015-74, Class SL, 0.111%, (2.282% - 30-day SOFR Average x 0.587), 10/25/45(2)	1,883	1,178,913
Series 2016-26, Class KS, 0.00%, (5.05% - 30-day SOFR Average x 1.75, Floor 0.00%), 11/25/42(2)	1,603	1,050,856

Eaton Vance
Short Duration Government Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2017-15, Class LE, 3.00%, 6/25/46	$63	$ 62,512
Series 2017-56, Class KF, 4.915%, (30-day SOFR Average + 1.114%), 7/25/47(1)	561	548,736
Series 2017-56, Class KS, 1.085%, (4.886% - 30-day SOFR Average), 7/25/47(2)	314	150,974
Series 2019-1, Class FA, 4.412%, (30-day SOFR Average + 0.714%), 2/25/49(1)	4,777	4,752,658
Series 2019-8, Class FD, 4.512%, (30-day SOFR Average + 0.814%), 3/25/49(1)	14,544	14,555,549
Series 2019-9, Class LF, 4.362%, (30-day SOFR Average + 0.664%), 3/25/49(1)	5,635	5,582,596
Series 2019-16, Class AF, 4.362%, (30-day SOFR Average + 0.664%), 4/25/49(1)	5,323	5,263,159
Series 2020-63, Class ZN, 3.00%, 9/25/50	331	194,134
Series 2020-86, Class ZP, 2.50%, 12/25/50	1,473	752,254
Series 2020-95, Class BZ, 2.50%, 1/25/51	338	168,051
Series 2020-96, Class EZ, 2.50%, 1/25/51	694	353,567
Series 2020-96, Class KZ, 2.50%, 1/25/51	331	168,520
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,121	612,011
Series 2021-11, Class KZ, 3.00%, 6/25/50	589	379,619
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,423	1,594,947
Series 2021-42, Class ZA, 3.00%, 2/25/51	5,134	3,486,358
Series 2021-45, Class DZ, 3.00%, 7/25/51	405	234,139
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,299	713,544
Series 2021-55, Class ZN, 2.50%, 8/25/51	375	201,290
Series 2021-59, Class EZ, 2.50%, 9/25/51	1,547	864,827
Series 2023-12, Class LW, 6.00%, 4/25/53	15,000	15,597,631
Series 2023-13, Class LY, 6.00%, 4/25/53	9,120	9,493,940
Series 2023-14, Class EL, 6.00%, 4/25/53	23,200	24,183,891
Series 2023-61, Class BL, 6.00%, 12/25/53	5,000	5,164,852
Series 2024-21, Class GZ, 6.00%, 5/25/54	7,284	7,459,872
Series 2024-82, Class CF, 5.047%, (30-day SOFR Average + 1.35%), 11/25/54(1)	53,913	54,332,528
Series 2024-86, Class FC, 5.097%, (30-day SOFR Average + 1.40%), 12/25/54(1)	10,016	10,112,093
Series 2024-92, Class JM, 7.647%, (30-day SOFR Average + 3.95%), 12/25/54(1)	3,332	3,472,148
Series 2024-98, Class S, 7.486%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	4,830	5,000,627
Series 2024-102, Class SA, 7.486%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	7,132	7,407,847
Series 2024-105, Class KT, 0.125%, 1/25/55	9,357	8,195,965
Series 2025-2, Class BZ, 6.00%, 7/25/54	15,925	16,595,491
Series 2025-10, Class AS, 10.058%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(2)	3,040	3,312,884
Series 2025-12, Class FM, 7.697%, (30-day SOFR Average + 4.00%), 3/25/55(1)	4,578	4,736,038
Series 2025-15, Class FM, 7.547%, (30-day SOFR Average + 3.85%), 4/25/55(1)	4,754	4,923,835
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2025-16, Class NA, 6.847%, (30-day SOFR Average + 3.15%), 1/25/55(1)	$9,397	$ 9,354,810
Series 2025-29, Class MH, 7.747%, (30-day SOFR Average + 4.05%), 2/25/55(1)	4,339	4,453,060
Series 2025-35, Class FE, 5.147%, (30-day SOFR Average + 1.45%), 5/25/55(1)	40,192	40,642,812
Series 2025-35, Class MT, 8.697%, (30-day SOFR Average + 5.00%), 5/25/55(1)	8,038	8,240,342
Series 2025-40, Class SZ, 6.00%, 10/25/54	8,190	8,202,300
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00), 10/25/55(2)	9,298	9,261,651
Series 2025-89, Class UZ, 6.00%, 10/25/55	6,635	6,627,950
Series 2025-89, Class ZU, 6.00%, 10/25/55	9,959	9,957,398
Series 2025-91, Class UZ, 6.00%, 10/25/55	3,950	3,939,405
Series 2025-102, Class ZN, 6.00%, 12/25/55	6,649	6,629,994
Series 2026-1, Class Z, 6.00%, 12/25/54	10,011	9,986,650
Interest Only:(3)
Series 2004-60, Class SW, 3.238%, (6.936% - 30-day SOFR Average), 4/25/34(2)	60	1,167
Series 2005-68, Class XI, 6.00%, 8/25/35	704	91,800
Series 2006-65, Class PS, 3.408%, (7.106% - 30-day SOFR Average), 7/25/36(2)	447	47,438
Series 2007-99, Class SD, 2.588%, (6.286% - 30-day SOFR Average), 10/25/37(2)	666	49,652
Series 2007-102, Class ST, 2.628%, (6.326% - 30-day SOFR Average), 11/25/37(2)	313	20,810
Series 2011-59, Class IW, 6.00%, 7/25/41	468	65,668
Series 2011-101, Class IC, 3.50%, 10/25/26	4	6
Series 2012-147, Class SA, 2.288%, (5.986% - 30-day SOFR Average), 1/25/43(2)	553	55,831
Series 2014-41, Class SA, 2.238%, (5.936% - 30-day SOFR Average), 7/25/44(2)	561	75,717
Series 2014-55, Class IL, 3.50%, 9/25/44	470	87,252
Series 2014-55, Class IN, 3.50%, 7/25/44	433	78,830
Series 2014-89, Class IO, 3.50%, 1/25/45	688	128,830
Series 2015-22, Class GI, 3.50%, 4/25/45	191	34,390
Series 2015-31, Class SG, 2.288%, (5.986% - 30-day SOFR Average), 5/25/45(2)	677	97,645
Series 2015-36, Class IL, 3.00%, 6/25/45	669	94,073
Series 2016-61, Class DI, 3.00%, 4/25/46	527	56,711
Series 2018-21, Class IO, 3.00%, 4/25/48	3,188	523,302
Series 2018-42, Class IA, 3.50%, 6/25/47	664	86,930
Series 2019-1, Class SA, 1.588%, (5.286% - 30-day SOFR Average), 2/25/49(2)	3,339	188,398
Series 2020-23, Class SP, 2.238%, (5.936% - 30-day SOFR Average), 2/25/50(2)	9,932	1,268,404
Series 2020-45, Class HI, 2.50%, 7/25/50	5,349	788,788
Series 2020-73, Class NI, 2.00%, 10/25/50	5,612	710,101
Series 2020-89, Class PI, 2.50%, 12/25/50	11,343	1,834,737
Series 2020-94, Class DI, 2.00%, 1/25/51	13,356	1,773,966

Eaton Vance
Short Duration Government Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-3, Class KI, 2.50%, 2/25/51	$23,548	$ 3,495,368
Series 2021-3, Class LI, 2.50%, 2/25/51	22,001	3,209,054
Series 2021-10, Class EI, 2.00%, 3/25/51	10,604	1,444,669
Series 2021-34, Class QI, 3.00%, 6/25/51	34,654	6,241,208
Series 2021-73, Class AI, 2.50%, 6/25/49	6,746	935,045
Series 2021-94, Class CI, 3.00%, 1/25/52	8,770	1,458,430
Series 2022-6, Class IO, 2.50%, 7/25/51	26,746	4,309,335
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	759	632,905
Series 380, Class 1, 0.00%, 7/25/37	184	154,850
Series 2007-17, Class PO, 0.00%, 3/25/37	152	121,217
Series 2009-82, Class PO, 0.00%, 10/25/39	345	278,594
Series 2012-5, Class PO, 0.00%, 12/25/39	236	196,377
Series 2012-61, Class PO, 0.00%, 8/25/37	989	830,925
Series 2014-9, Class DO, 0.00%, 2/25/43	7,194	5,875,099
Series 2014-17, Class PO, 0.00%, 4/25/44	837	609,880
Government National Mortgage Association:
Series 2012-77, Class MT, 4.182%, (1 mo. SOFR + 0.504%), 5/16/41(1)	240	237,714
Series 2015-144, Class KB, 3.00%, 8/20/44	478	408,737
Series 2016-168, Class JF, 4.814%, (1 mo. SOFR + 1.114%), 11/20/46(1)	128	112,722
Series 2017-121, Class DF, 4.29%, (1 mo. SOFR + 0.614%), 8/20/47(1)	2,433	2,387,833
Series 2017-137, Class AF, 4.29%, (1 mo. SOFR + 0.614%), 9/20/47(1)	1,071	1,050,920
Series 2020-76, Class ZL, 2.75%, 5/20/50	331	129,649
Series 2021-1, Class ZD, 3.00%, 1/20/51	1,697	1,022,366
Series 2021-49, Class VZ, 2.50%, 3/20/51	22	10,756
Series 2021-77, Class ZG, 3.00%, 7/20/50	379	222,153
Series 2021-86, Class ZJ, 1.50%, 5/20/51	294	114,501
Series 2021-105, Class ZH, 1.50%, 6/20/51	1,538	793,163
Series 2021-107, Class GZ, 3.00%, 6/20/51	2,579	1,712,074
Series 2021-114, Class JZ, 3.00%, 6/20/51	2,211	1,376,126
Series 2021-121, Class ZE, 2.50%, 7/20/51	134	67,089
Series 2021-131, Class ZN, 3.00%, 7/20/51	2,786	1,925,541
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,316	859,942
Series 2021-159, Class ZP, 2.00%, 9/20/51	7,980	4,703,167
Series 2021-177, Class JZ, 3.00%, 10/20/51	5,212	3,640,657
Series 2021-182, Class KZ, 3.00%, 10/20/51	1,423	858,309
Series 2021-194, Class HZ, 3.00%, 11/20/51	9,967	7,469,238
Series 2021-213, Class NZ, 3.00%, 12/20/51	8,182	6,030,284
Series 2021-214, Class LZ, 3.00%, 12/20/51	11,139	8,302,796
Series 2022-31, Class ZD, 3.00%, 2/20/52	849	487,663
Series 2022-175, Class SB, 9.156%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(2)	1,275	1,333,595
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2022-189, Class US, 9.156%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(2)	$8,627	$ 9,470,208
Series 2022-195, Class AS, 9.424%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(2)	2,782	3,129,077
Series 2022-197, Class SW, 7.433%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(2)	3,939	4,101,825
Series 2022-208, Class YF, 4.703%, (30-day SOFR Average + 1.00%), 12/20/52(1)	17,038	17,118,861
Series 2022-211, Class HF, 4.703%, (30-day SOFR Average + 1.00%), 12/20/52(1)	68,153	68,362,707
Series 2023-53, Class AL, 5.50%, 4/20/53	26,000	26,663,395
Series 2023-53, Class SE, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(2)	9,031	9,751,952
Series 2023-63, Class LB, 6.00%, 5/20/53	10,000	10,438,748
Series 2023-63, Class S, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	4,343	4,687,519
Series 2023-64, Class LB, 6.00%, 5/20/53	4,079	4,258,074
Series 2023-65, Class G, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	8,999	9,803,966
Series 2023-65, Class SB, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	2,458	2,626,763
Series 2023-65, Class SD, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	2,023	2,205,998
Series 2023-66, Class S, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	2,727	2,939,906
Series 2023-66, Class SD, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	1,091	1,175,963
Series 2023-82, Class AL, 6.00%, 6/20/53	18,360	19,165,947
Series 2023-83, Class GS, 10.566%, (27.60% - 30-day SOFR Average x 4.60), 6/20/53(2)	4,648	5,226,690
Series 2023-83, Class S, 8.871%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(2)	2,485	2,676,969
Series 2023-84, Class MW, 6.00%, 6/20/53	4,600	4,757,875
Series 2023-84, Class SN, 8.797%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(2)	3,279	3,518,878
Series 2023-89, Class SD, 8.606%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(2)	3,477	3,687,401
Series 2023-96, Class BL, 6.00%, 7/20/53	5,000	5,223,470
Series 2023-96, Class DB, 6.00%, 7/20/53	12,250	12,786,869
Series 2023-97, Class CB, 6.00%, 7/20/53	14,000	14,559,475
Series 2023-98, Class BW, 6.00%, 7/20/53	3,250	3,392,407
Series 2023-98, Class JB, 6.00%, 7/20/53	12,714	13,270,518
Series 2023-99, Class AL, 6.00%, 7/20/53	17,468	18,233,032
Series 2023-117, Class JB, 6.00%, 8/20/53	9,602	10,022,506
Series 2023-165, Class DY, 6.00%, 11/20/53	20,000	20,706,902
Series 2023-165, Class EY, 6.50%, 11/20/53	22,000	23,156,024
Series 2023-182, Class EL, 6.00%, 12/20/53	7,000	7,289,762
Series 2024-14, Class CY, 5.50%, 1/20/54	15,000	15,371,781
Series 2024-126, Class DY, 5.50%, 8/20/54	17,593	17,906,248
Series 2024-126, Class KY, 6.00%, 8/20/54	3,000	3,059,921

Eaton Vance
Short Duration Government Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-148, Class GB, 6.00%, 9/20/54	$14,000	$ 14,527,279
Series 2024-197, Class JY, 6.50%, 12/20/54	8,000	8,451,454
Series 2025-1, Class BY, 6.50%, 1/20/55	12,500	13,228,834
Series 2025-39, Class CM, 7.603%, (30-day SOFR Average + 3.90%), 3/20/55(1)	6,988	7,244,842
Series 2025-39, Class YM, 7.453%, (30-day SOFR Average + 3.75%), 3/20/55(1)	2,329	2,392,937
Series 2025-41, Class MT, 6.636%, (30-day SOFR Average + 2.933%), 3/20/65(1)	12,519	12,724,271
Series 2025-41, Class NT, 6.636%, (30-day SOFR Average + 2.933%), 3/20/55(1)	12,139	12,459,297
Series 2025-62, Class FM, 7.903%, (30-day SOFR Average + 4.20%), 4/20/55(1)	3,502	3,622,216
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(2)	8,551	8,787,896
Series 2025-64, Class FM, 7.963%, (30-day SOFR Average + 4.26%), 4/20/55(1)	7,370	7,624,274
Series 2025-69, Class VN, 10.00%, (68.667% - 30-day SOFR Average x 13.333, Cap 10.00%), 4/20/55(2)	6,081	6,343,314
Series 2025-82, Class FL, 8.203%, (30-day SOFR Average + 4.50%), 5/20/55(1)	3,639	3,764,296
Series 2025-83, Class JM, 8.823%, (30-day SOFR Average + 5.12%), 5/20/55(1)	5,984	6,200,203
Series 2025-83, Class MU, 8.003%, (30-day SOFR Average + 4.30%), 4/20/55(1)	3,047	3,120,270
Series 2025-90, Class MB, 8.003%, (30-day SOFR Average + 4.30%), 5/20/55(1)	6,094	6,248,588
Series 2025-98, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(2)	16,469	17,247,356
Series 2025-98, Class TE, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(2)	7,750	8,050,185
Series 2025-98, Class TK, 8.52%, (25.72% - 30-day SOFR Average x 4.00), 6/20/55(2)	1,938	2,023,533
Series 2025-105, Class TA, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(2)	11,307	11,766,669
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(2)	4,844	5,059,899
Series 2025-110, Class DT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(2)	7,750	8,085,615
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(2)	12,635	13,196,867
Series 2025-134, Class MC, 10.403%, (30-day SOFR Average + 6.70%), 6/20/55(1)	2,384	2,456,695
Series 2025-139, Class MT, 7.003%, (30-day SOFR Average + 3.30%), 4/20/55(1)	9,904	10,116,878
Series 2025-155, Class DZ, 6.00%, 9/20/55	12,908	12,957,943
Series 2025-156, Class TZ, 6.50%, 9/20/65	1,092	1,092,984
Series 2025-156, Class UZ, 6.50%, 9/20/55	3,613	3,614,750
Series 2025-157, Class ZM, 6.00%, 9/20/55	9,691	9,650,459
Series 2025-169, Class Z, 6.00%, 10/20/55	10,018	10,057,179
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-171, Class TZ, 6.50%, 10/20/65	$470	$ 475,125
Series 2025-171, Class XZ, 6.50%, 10/20/65	1,223	1,225,820
Series 2025-192, Class QZ, 6.50%, 11/20/55	9,047	9,048,834
Series 2025-205, Class SP, 9.609%, (29.975% - 30-day SOFR Average x 5.50), 11/20/55(2)	19,947	21,836,701
Series 2025-205, Class ZG, 6.00%, 10/20/55	7,475	7,483,615
Series 2026-5, Class QS, 9.86%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(2)	15,500	17,152,745
Series 2026-28, Class PS, (30.25% - 30-day SOFR Average x 5.50), 2/20/56(6)	4,000	4,493,118
Interest Only:(3)
Series 2014-98, Class IM, 0.531%, 1/20/43(5)	3,566	117,381
Series 2015-151, Class KI, 0.796%, 11/20/42(5)	4,052	114,197
Series 2017-104, Class SD, 2.41%, (6.086% - 1 mo. SOFR), 7/20/47(2)	1,748	210,451
Series 2017-121, Class DS, 0.71%, (4.386% - 1 mo. SOFR), 8/20/47(2)	1,979	81,426
Series 2018-127, Class SG, 2.46%, (6.136% - 1 mo. SOFR), 9/20/48(2)	4,593	509,482
Series 2019-27, Class SA, 2.26%, (5.936% - 1 mo. SOFR), 2/20/49(2)	1,541	163,324
Series 2019-38, Class SQ, 2.26%, (5.936% - 1 mo. SOFR), 3/20/49(2)	4,813	535,379
Series 2019-43, Class BS, 2.26%, (5.936% - 1 mo. SOFR), 4/20/49(2)	2,771	294,967
Series 2020-97, Class MI, 2.50%, 3/20/50	4,409	601,055
Series 2020-116, Class MI, 2.00%, 8/20/50	424	53,640
Series 2020-134, Class IM, 2.50%, 9/20/50	12,154	1,877,561
Series 2020-146, Class IQ, 2.00%, 10/20/50	114,397	13,978,070
Series 2020-146, Class QI, 2.00%, 10/20/50	34,210	4,156,811
Series 2020-151, Class AI, 2.00%, 10/20/50	72,658	9,214,760
Series 2020-162, Class BI, 2.00%, 10/20/50	16,589	2,109,913
Series 2020-167, Class KI, 2.00%, 11/20/50	72,398	8,869,228
Series 2020-167, Class YI, 2.00%, 11/20/50	88,135	11,162,352
Series 2020-173, Class DI, 2.00%, 11/20/50	72,402	9,191,777
Series 2020-176, Class AI, 2.00%, 11/20/50	24,481	3,100,448
Series 2020-176, Class HI, 2.50%, 11/20/50	16,597	2,565,346
Series 2020-181, Class TI, 2.00%, 12/20/50	70,791	9,008,475
Series 2020-185, Class BI, 2.00%, 12/20/50	14,178	1,809,051
Series 2021-9, Class GI, 2.00%, 1/20/51	34,422	4,404,106
Series 2021-15, Class AI, 2.00%, 1/20/51	18,776	2,402,390
Series 2021-23, Class TI, 2.50%, 2/20/51	9,573	1,456,439
Series 2021-30, Class AI, 2.00%, 2/20/51	8,166	1,055,396
Series 2021-46, Class IM, 2.50%, 3/20/51	3,881	581,022
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(2)	12,239	55,851
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(2)	4,504	20,312

Eaton Vance
Short Duration Government Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	$13,438	$ 270,993
Series 2021-77, Class SE, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	8,230	162,615
Series 2021-97, Class IG, 2.50%, 8/20/49	58,488	6,803,177
Series 2021-97, Class QI, 3.00%, 6/20/51	13,038	2,184,838
Series 2021-98, Class EI, 3.00%, 6/20/51	25,425	3,906,798
Series 2021-114, Class MI, 3.00%, 6/20/51	9,521	1,589,534
Series 2021-122, Class NI, 3.00%, 7/20/51	6,533	1,094,752
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(2)	16,040	366,217
Series 2021-131, Class QI, 3.00%, 7/20/51	23,675	2,960,845
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(2)	18,236	30,228
Series 2021-160, Class DI, 3.00%, 9/20/51	24,386	4,227,606
Series 2021-160, Class IT, 2.50%, 9/20/51	33,435	3,759,168
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	36,401	68,336
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	18,348	34,403
Series 2021-193, Class IU, 3.00%, 11/20/49	51,144	7,155,693
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(2)	41,345	227,288
Series 2021-196, Class GI, 3.00%, 11/20/51	25,065	4,000,387
Series 2021-201, Class PI, 3.00%, 11/20/51	20,114	2,281,462
Series 2021-209, Class IW, 3.00%, 11/20/51	13,284	1,759,750
Series 2022-104, Class IO, 2.50%, 6/20/51	20,920	3,011,411
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	160,024	833,983
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	17,780	92,665
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	47,719	623,915
Series 2022-126, Class SC, 0.027%, (3.73% - 30-day SOFR Average), 7/20/52(2)	35,561	491,869
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(2)	103,349	669,814
Series 2023-13, Class SA, 1.697%, (5.40% - 30-day SOFR Average), 1/20/53(2)	7,184	261,797
Series 2023-19, Class SD, 2.597%, (6.30% - 30-day SOFR Average), 2/20/53(2)	10,769	653,709
Series 2023-20, Class HS, 2.597%, (6.30% - 30-day SOFR Average), 2/20/53(2)	7,404	450,276
Series 2023-22, Class ES, 2.597%, (6.30% - 30-day SOFR Average), 2/20/53(2)	9,872	600,368
Series 2023-22, Class SA, 1.997%, (5.70% - 30-day SOFR Average), 2/20/53(2)	12,596	562,643
Series 2023-24, Class SB, 1.447%, (5.15% - 30-day SOFR Average), 2/20/53(2)	19,743	678,573
Series 2023-24, Class SG, 2.597%, (6.30% - 30-day SOFR Average), 2/20/53(2)	9,872	599,676
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-32, Class SA, 2.597%, (6.30% - 30-day SOFR Average), 2/20/53(2)	$33,316	$ 2,023,908
Series 2023-38, Class LS, 2.597%, (6.30% - 30-day SOFR Average), 3/20/53(2)	14,782	875,033
Series 2023-47, Class HS, 2.597%, (6.30% - 30-day SOFR Average), 3/20/53(2)	4,927	291,678
Series 2023-47, Class SC, 2.547%, (6.25% - 30-day SOFR Average), 3/20/53(2)	7,403	434,074
Series 2023-53, Class SK, 2.497%, (6.20% - 30-day SOFR Average), 4/20/53(2)	20,033	1,155,782
Series 2023-65, Class BS, 2.447%, (6.15% - 30-day SOFR Average), 5/20/53(2)	19,854	954,875
Series 2024-64, Class EI, 6.50%, 4/20/64	4,514	696,368
Principal Only:(4)
Series 2009-117, Class PO, 0.00%, 12/16/39	561	440,345
Series 2010-88, Class OA, 0.00%, 7/20/40	383	294,553
Series 2015-24, Class KO, 0.00%, 6/20/35	288	264,990
Series 2024-83, Class BO, 0.00%, 6/20/53	5,976	5,141,506
Total Collateralized Mortgage Obligations (identified cost $1,780,906,162)		$1,736,531,078

Government National Mortgage Association Participation Agreements — 3.4%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 5.421%, 1/1/59(7)	$102,638	$ 102,812,796
Total Government National Mortgage Association Participation Agreements (identified cost $102,638,311)		$ 102,812,796

U.S. Department of Agriculture Loans — 2.5%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	$1,338	$ 1,338,358
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	6,406	6,408,240
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	14,194	14,198,070
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	6,000	6,027,412
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	10,602	10,650,890

Eaton Vance
Short Duration Government Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans: (continued)
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	$17,277	$ 17,282,166
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	20,000	20,000,000
Total U.S. Department of Agriculture Loans (identified cost $75,817,630)		$ 75,905,136

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(3)
Series 2021-SB91, Class X1, 0.56%, 8/25/41(5)	$40,782	$ 1,070,218
Series 2021-SB92, Class X1, 0.553%, 8/25/41(5)	19,993	555,409
Government National Mortgage Association:
Interest Only:(3)
Series 2021-101, Class IO, 0.676%, 4/16/63(5)	51,072	2,571,259
Series 2021-132, Class IO, 0.72%, 4/16/63(5)	54,791	2,890,466
Series 2021-144, Class IO, 0.823%, 4/16/63(5)	48,426	2,926,870
Series 2021-186, Class IO, 0.763%, 5/16/63(5)	45,360	2,424,205
Series 2022-3, Class IO, 0.64%, 2/16/61(5)	64,683	3,070,214
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $18,671,169)		$ 15,508,641

U.S. Government Agency Mortgage-Backed Securities — 83.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.89%, (5 yr. CMT + 2.515%), with maturity at 2032(8)	$33	$ 32,566
4.237%, (COF + 1.254%), with maturity at 2029(8)	2	2,395
4.341%, (COF + 1.254%), with maturity at 2035(8)	32	31,298
4.461%, (COF + 1.252%), with maturity at 2032(8)	47	46,339
4.50%, with maturity at 2035	148	147,489
4.663%, (COF + 1.25%), with maturity at 2030(8)	48	47,696
5.00%, with maturity at 2052	3,884	3,855,150
5.202%, (COF + 2.324%), with maturity at 2037(8)	89	88,410
5.50%, with maturity at 2052(9)	9,187	9,376,861
5.50%, with various maturities to 2053	37,951	38,780,284
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
5.758%, (30-day SOFR Average + 2.37%), with maturity at 2052(8)	$441	$ 455,190
6.00%, with various maturities to 2055	39,622	40,704,508
6.123%, (30-day SOFR Average + 2.165%), with maturity at 2054(8)	1,657	1,696,028
6.197%, (1 yr. CMT + 1.975%), with maturity at 2034(8)	161	163,414
6.264%, (1 yr. CMT + 2.251%), with maturity at 2038(8)	230	235,035
6.273%, (1 yr. CMT + 2.238%), with maturity at 2036(8)	260	264,882
6.332%, (1 yr. CMT + 2.251%), with maturity at 2035(8)	706	719,764
6.459%, (1 yr. CMT + 2.351%), with maturity at 2036(8)	229	233,685
6.50%, with various maturities to 2055	85,084	88,309,458
7.00%, with maturity at 2033	18	18,494
Federal National Mortgage Association:
3.00%, with various maturities to 2050	13,461	12,115,592
4.034%, (COF + 1.254%), with maturity at 2034(8)	114	111,627
4.079%, (COF + 1.25%), with various maturities to 2027(8)	10	9,665
4.083%, (COF + 1.254%), with maturity at 2035(8)	4	4,040
4.125%, (COF + 1.254%), with various maturities to 2034(8)	56	54,590
4.136%, (COF + 1.254%), with maturity at 2033(8)	96	94,825
4.175%, (COF + 1.254%), with maturity at 2034(8)	38	37,850
4.365%, (COF + 1.261%), with maturity at 2036(8)	54	52,520
4.445%, (COF + 1.33%), with maturity at 2036(8)	33	31,923
4.524%, (COF + 1.695%), with maturity at 2029(8)	0(10)	53
4.627%, (COF + 1.225%), with maturity at 2037(8)	15	15,127
4.628%, (COF + 1.799%), with maturity at 2034(8)	110	108,643
4.643%, (COF + 1.26%), with maturity at 2036(8)	11	10,548
4.643%, (COF + 1.15%), with maturity at 2038(8)	2	1,967
4.667%, (COF + 1.497%), with maturity at 2029(8)	70	70,237
4.681%, (COF + 1.852%), with maturity at 2034(8)	13	12,889
4.907%, (COF + 1.74%), with maturity at 2035(8)	112	110,520
5.00%, with various maturities to 2048	1,005	1,001,457
5.066%, (COF + 1.791%), with maturity at 2035(8)	81	80,041
5.071%, (COF + 1.80%), with maturity at 2036(8)	143	140,714

Eaton Vance
Short Duration Government Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
5.295%, (COF + 2.295%), with maturity at 2026(8)	$2	$ 1,901
5.50%, with maturity at 2029	0(10)	291
5.50%, with various maturities to 2052	27,853	28,415,222
5.538%, (COF + 1.739%), with maturity at 2034(8)	24	23,827
5.948%, (30-day SOFR Average + 2.05%), with maturity at 2054(8)	1,755	1,814,650
5.981%, (30-day SOFR Average + 2.283%), with maturity at 2054(8)	1,471	1,522,731
5.992%, (1 yr. CMT + 2.096%), with maturity at 2037(8)	226	231,059
6.00%, with various maturities to 2054	15,564	16,122,565
6.042%, (1 yr. CMT + 2.10%), with maturity at 2040(8)	97	98,537
6.046%, (1 yr. CMT + 1.999%), with maturity at 2033(8)	102	104,181
6.07%, (1 yr. CMT + 2.195%), with maturity at 2031(8)	5	5,032
6.105%, (1 yr. CMT + 2.156%), with maturity at 2036(8)	88	90,250
6.119%, (1 yr. CMT + 2.199%), with maturity at 2039(8)	499	510,171
6.227%, (1 yr. CMT + 2.247%), with maturity at 2033(8)	607	621,271
6.353%, (COF + 2.004%), with maturity at 2032(8)	12	12,370
6.373%, (1 yr. CMT + 2.592%), with maturity at 2038(8)	241	247,419
6.396%, (1 yr. RFUCCT + 1.75%), with maturity at 2035(8)	255	261,784
6.50%, with various maturities to 2055	42,794	44,496,397
6.925%, (1 yr. RFUCCT + 1.80%), with maturity at 2034(8)	71	72,975
7.00%, with maturity at 2054	1,631	1,697,426
7.50%, with maturity at 2054	259	269,259
Government National Mortgage Association:
2.50%, with maturity at 2051	1,798	1,551,864
3.00%, 30-Year, TBA(11)	336,200	303,440,066
4.00%, 30-Year, TBA(11)	1,600	1,513,360
4.00%, with various maturities to 2052	2,456	2,341,304
4.50%, 30-Year, TBA(11)	39,700	38,766,986
4.50%, with various maturities to 2052	38,958	38,283,531
5.00%, 30-Year, TBA(11)	100,000	99,982,815
5.00%, with various maturities to 2052	72,895	73,653,372
5.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(8)	19	19,270
5.50%, with various maturities to 2062	90,291	92,946,942
6.00%, with various maturities to 2063	110,263	114,663,833
6.50%, with various maturities to 2066	293,444	305,431,713
7.00%, with various maturities to 2065	94,484	97,004,209
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
7.50%, with various maturities to 2064	$8,411	$ 8,642,841
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(11)	223,000	197,591,999
5.50%, 30-Year, TBA(11)	315,200	319,743,309
6.00%, 30-Year, TBA(11)	402,275	412,017,598
6.50%, 30-Year, TBA(11)	92,900	96,213,190
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $2,494,160,329)		$2,499,701,294

U.S. Government Guaranteed Small Business Administration Pools & Loans — 0.8%
Security	Principal Amount (000's omitted)	Value
5.75%, (U.S. (Fed) Prime Rate - 1.00%), 4/25/44(1)	$9,829	$ 10,352,379
6.075%, (U.S. (Fed) Prime Rate - 0.675%), 2/25/44(1)	5,529	5,874,807
SBA IO Trust:
Interest Only:(12)(13)(14)
Series 2018-5, Class A, 2.048%, 6/27/44	37,841	1,495,366
Series 2019-1, Class A, 3.505%, 9/25/45	103,210	5,267,664
Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $52,898,440)		$ 22,990,216

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(15)	5,483,153	$ 5,483,153
Total Short-Term Investments (identified cost $5,483,153)		$ 5,483,153
Total Purchased Swaptions — 0.0%† (identified cost $639,460)		$ 407,000
Total Investments — 149.6% (identified cost $4,531,214,654)		$4,459,339,314

Eaton Vance
Short Duration Government Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

TBA Sale Commitments — (20.0)%
U.S. Government Agency Mortgage-Backed Securities — (20.0)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
3.00%, 30-Year, TBA(11)	$ (573,200)	$ (517,138,338)
4.00%, 30-Year, TBA(11)	(3,200)	(3,025,471)
4.50%, 30-Year, TBA(11)	(78,400)	(76,518,167)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $595,473,176)		$ (596,681,976)
Total TBA Sale Commitments (proceeds $595,473,176)		$ (596,681,976)
Other Assets, Less Liabilities — (29.6)%		$ (882,650,837)
Net Assets — 100.0%		$2,980,006,501
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2026.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2026.
(6)	When-issued, inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate will be determined after January 31, 2026.
(7)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(8)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2026.
(9)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(10)	Principal amount is less than $500.
(11)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(12)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(13)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $6,763,030 or 0.2% of the Fund's net assets.
(14)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2026, of all interest only securities comprising the trust.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.

Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/6/28 to pay 3.64% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	250,000,000	5/4/26	$407,000
Total					$407,000
†	Amount is less than 0.05% or (0.05)%, as applicable.

Eaton Vance
Short Duration Government Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	(746)	Short	3/20/26	$(87,608,375)	$1,417,668
					$1,417,668
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	120,000	Receives	SOFR (pays quarterly)	2.01% (pays semi-annually)	2/16/52	$47,607,403	$ —	$47,607,403
Total						$47,607,403	$ —	$47,607,403
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
OTC	– Over-the-counter
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
At January 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Bank of Montreal	1/30/26	On Demand(1)	3.85%	$9,101,778	$9,103,725
Total				$9,101,778	$9,103,725
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Eaton Vance
Short Duration Government Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

At January 31, 2026, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2026, the underlying collateral for all open reverse repurchase agreements was comprised of U.S. Government Agency Mortgage-Backed Securities having an aggregate market value of $11,645,057.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2026.
Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,483,153, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$44,144,647	$429,095,414	$(467,756,908)	$ —	$ —	$5,483,153	$636,361	5,483,153
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$1,736,531,078	$ —	$1,736,531,078
Government National Mortgage Association Participation Agreements	—	102,812,796	—	102,812,796
U.S. Department of Agriculture Loans	—	75,905,136	—	75,905,136
U.S. Government Agency Commercial Mortgage-Backed Securities	—	15,508,641	—	15,508,641
U.S. Government Agency Mortgage-Backed Securities	—	2,499,701,294	—	2,499,701,294
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	22,990,216	—	22,990,216
Short-Term Investments	5,483,153	—	—	5,483,153
Purchased Interest Rate Swaptions	—	407,000	—	407,000
Total Investments	$5,483,153	$4,453,856,161	$—	$4,459,339,314
Futures Contracts	$1,417,668	$ —	$ —	$ 1,417,668
Swap Contracts	—	47,607,403	—	47,607,403
Total	$6,900,821	$4,501,463,564	$—	$4,508,364,385

Eaton Vance
Short Duration Government Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
TBA Sale Commitments	$ —	$ (596,681,976)	$ —	$ (596,681,976)
Total	$ —	$ (596,681,976)	$ —	$ (596,681,976)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.